CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Facility operations	22,479	5,835	66,442	21,241	27,789	70,930
General and administrative	223,821	250,772	654,119	866,053	1,085,499	909,182
Depreciation	17,726	17,726	53,171	53,170	70,894	60,459
Total operating expenses	264,026	274,333	773,732	940,464	1,184,182	1,040,571
Net Operating (loss) before other income (expense)	(264,026)	(274,333)	(773,732)	(940,464)	(1,184,182)	(1,040,571)
Other income (expense)
Interest expense	(68,634)	(63,870)	(205,561)	(124,386)	(171,065)	(174,335)
Amortization of debt discount	(342,724)	(231,834)	(1,051,707)	(401,313)	(775,091)	(295,000)
Financing costs	(77,390)	(385,576)	(1,361,735)	(895,640)	(1,310,751)	(164,000)
Change in fair value of derivative liability	(211,500)	(332,000)	1,116,500	(239,000)	(1,600,000)	11,000
Change in fair value of warrant liability	0	(406,000)	(47,000)	(436,000)	(244,000)	4,000
Gain on extinguishment of debt, related party					0	2,339,353
Debt settlement expense					0	(566,129)
Total other income (expense)	(700,248)	(1,419,280)	(1,549,503)	(2,096,339)	(4,100,907)	1,154,889
Loss before income taxes	(964,274)	(1,693,613)	(2,323,235)	(3,036,803)	(5,285,089)	114,318
Provision for income taxes	0	0	0	0	0	38,868
Benefit of Net operating loss					0	(38,868)
Net loss	$ (964,274)	$ (1,693,613)	$ (2,323,235)	$ (3,036,803)	$ (239,966)	$ (463,806)
EARNINGS (LOSS) PER SHARE (Basic)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.05)	$ 0.00
EARNINGS (LOSS) PER SHARE (Diluted)					$ (0.00)	$ 0.00
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	165,284,849	94,701,159	129,672,152	93,345,203	97,656,095	90,025,445
WEIGHTED AVERAGE SHARES OUTSTANDING (Diluted)					0	90,070,074